Defined Benefit Liabilities (Assets) - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of defined benefit plans [abstract]
Expected contributions in 2020	₩ 180,461
Weighted average durations of defined benefit obligations	9 years 6 months 7 days